Amount Due From/To Related Parties (Details) - Schedule of compensation of key management personnel of the group - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Compensation Of Key Management Personnel Of The Group Abstract
Short term employee benefits	$ 1,926,641	$ 1,088,027
Post-employment pension and medical benefits	34,535	30,939
Termination benefits	48,747	1,830
Share-based payment transactions	109,800	105,069
Total compensation of key management personnel of the Group	$ 2,119,723	$ 1,225,865